Noncontrolling Interest (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended					1 Months Ended
	Apr. 29, 2011 Beijing Super TV Co Ltd Beijing Joysee Technology Co., Ltd ("Joysee")	Aug. 26, 2011 Beijing Super TV Co Ltd Beijing Super Movie Technology Co., Ltd ("Super Movie")	Apr. 29, 2011 Beijing Ying Zhi Cheng Technology Beijing Joysee Technology Co., Ltd ("Joysee")	May 24, 2011 N-S Digital TV Beijing Joysee Technology Co., Ltd ("Joysee")	Jun. 13, 2011 N-S Digital TV Beijing Joysee Technology Co., Ltd ("Joysee")	Jun. 13, 2011 Intel Semiconductor (Dalian) Ltd Beijing Joysee Technology Co., Ltd ("Joysee")	Aug. 26, 2011 Beijing Chaoying Weichuang Beijing Super Movie Technology Co., Ltd ("Super Movie")
Noncontrolling Interest Note [Line Items]
Cash contribution to form joint venture	$ 4,154	$ 2,111	$ 462	$ 923		$ 5,080	$ 236
Equity interest percentage	90.00%	90.00%	10.00%	16.70%	7.50%	37.50%	10.00%